Document and Entity Information	0 Months Ended
Oct. 17, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 17, 2013
Registrant Name	DREYFUS VARIABLE INVESTMENT FUND
Central Index Key	0000813383
Amendment Flag	false
Document Creation Date	Oct. 17, 2013
Document Effective Date	Oct. 17, 2013
Prospectus Date	May 01, 2013